Concentrations (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentrations (Textual)
Cash and cash equivalent balances	$ 93,625	$ 237,561	$ 719,367
Customer percentage	10% or more